Debt - Narrative (Details) - USD ($) $ in Thousands							9 Months Ended
		Aug. 12, 2026	May 13, 2026	Mar. 20, 2026	Jan. 21, 2026	Jan. 22, 2024	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Debt Instrument [Line Items]
Debt instrument, term							5 years
Restricted cash and cash equivalents minimum balance required months							9 months
Debt transferred from asset acquisition	[1]						$ 806,963		$ 284,878
Payments of financing costs							15,112	$ 7,084
Debt issuance costs, net							36,433		39,373
Debt and lease obligation							5,391,372		6,608,619
Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Debt and lease obligation							5,107,900		6,455,900
Revolving credit tranche
Debt Instrument [Line Items]
Debt and lease obligation							662,000		960,000
Senior notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 600,000
Payments of financing costs					$ 5,400
Debt instrument, interest rate, stated percentage					5.15%
Debt and lease obligation							$ 1,800,000		1,800,000
Senior notes | Minimum
Debt Instrument [Line Items]
Debt instrument, term							7 years
Senior notes | Maximum
Debt Instrument [Line Items]
Debt instrument, term							10 years
Commercial paper
Debt Instrument [Line Items]
Debt instrument, term				397 days
Debt instrument, face amount				$ 2,000,000
Debt and lease obligation							$ 216,000		$ 0
Revolving Credit Facility and Second Revolving Credit Facility
Debt Instrument [Line Items]
Remaining borrowing capacity							914,800
Fixed-Rate Notes Maturing August 2035
Debt Instrument [Line Items]
Debt instrument, face amount			$ 547,400
Weighted average interest			5.29%
Payments of financing costs			$ 7,000
The Credit Facility | Revolving credit tranche
Debt Instrument [Line Items]
Debt issuance costs, net		$ 2,200
Standby Letters of Credit
Debt Instrument [Line Items]
Debt instrument, collateral amount							27,000
Revolving Credit Facility | Securitization Warehouse Facility | Revolving credit tranche
Debt Instrument [Line Items]
Borrowing capacity							$ 1,125,000
Debt instrument, basis spread on variable rate						2.50%	1.50%
Debt instrument covenant terms							3 months
Revolving Credit Facility | The Credit Facility | Revolving credit tranche
Debt Instrument [Line Items]
Borrowing capacity							$ 2,000,000
Secured Debt | The Credit Facility | Revolving credit tranche
Debt Instrument [Line Items]
Borrowing capacity		1,105,000
Line of credit facility, increase (decrease), net		$ 394,600

[1]	(1) For additional information, refer to Note 2 - "Recent Developments, Acquisitions, and Other Transactions".